Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As of March 31,
	2025	2024
Accounts payable	$56,093	$45,631
Accrued bonuses	60,485	—
Accrued payroll taxes	7,049	12,143
Accrued liabilities	126,543	63,120
Total accounts payable and accrued liabilities	$250,170	$120,894